NOTE 27. BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 27. BUSINESS COMBINATIONS

NOTE 27. BUSINESS COMBINATIONS

(a)	Disposal of subsidiaries

During the year ended December 31, 2020, the Group sold 4 subsidiaries including: Marvel Digital Limited, Marvel Display Technology (Shenzhen) Limited, GOXD Technology Limited and GOXD Dongguan Limited. The detail of the net gain / (loss) on the disposals during the year are set out below:

	2020	2019	2018
	A$	A$	A$

Total disposal consideration	25,129	-	206,034

Carrying amount of net asset sold (note(i) below)	(230,294)	-	483,021
Gain on sales before income tax and reclassification of foreign currency translation reserve	255,423	-	689,055
Reclassification of foreign currency transaction reserve	(26,871)	-	(38,640)
Non-controlling interest	(257,542)	-	(41,420)
(Loss) / gain on disposal after income tax	(28,990)	-	608,995

(i)	Net assets disposed of:
	2020	2019	2018
	A$	A$	A$

Plant and equipment	284,240	-	190,593
Development projects	2,864,052	-	120,715
Intangible assets	4,790,784	-	-
Right of use assets	865,996	-	-
Cash and bank balances	99,061	-	215,528
Inventories	400,806	-	550,906
Trade and others receivable	603,923	-	179,276
Other deposit and prepayment	1,664,343	-	-
Trade and other liabilities	(912,580)	-	(677,397)
Amount due to a related company	(6,689,290)	-	(5,067)
Bank overdraft	(929,438)	-	-
Bank loan	(966,747)	-	-
Lease liabilities	(925,042)	-	-
Income tax payables	-	-	(992,343)
Deferred tax liabilities	(1,380,402)	-	(65,232)
Obligation under finance lease	(33,329)	-	-
	(230,294)	-	(483,021)

(ii)	Net cash flows from disposal of subsidiaries
	2020	2019	2018
	A$	A$	A$

Consideration received, satisfied in cash	25,129	-	206,034
Cash and cash equivalents of subsidiaries disposed of (included cash at bank and bank overdraft)	830,377	-	(215,528)
	855,506	-	(9,494)

(b)	Acquisition of Subsidiaries

On August 6, 2020, Integrated Media Technology Limited acquired 51% of the ordinary shares of Sunup Holdings Limited for the total consideration transferred of AUD 1,945,770 (USD 1,500,000). This is a nano-coat plated filter business and operates in the sales of air-filter products segment of the consolidated entity. The acquired business contributed loss after tax of AUD 177,829 to the consolidated entity for the period from August 6, 2020 to December 31, 2020. The values identified in relation to the acquisition of Sunup Holdings Limited are final as at December 31, 2020.

Details of the acquisition are as follows:

Fair value
AUD

Machinery, plant and equipment	5,084,946
Other assets	1,673
Other payables	(1,271,713)

Net assets acquired	3,814,906

Goodwill arising form the acquisition has been recognized as follow:
Consideration	1,945,770
Non-controlling interest	1,869,304
Fair value of net asset acquired	(3,814,906)
Written off to other operating expenses	(168)
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